UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2016 to March 31, 2016

Date of Report (Date of earliest event reported) May 13, 2016

Commission File Number of securitizer: 025-02616

Central Index Key Number of securitizer: 0001652643

                               Robert Dennison, (678) 625-6525
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Pursuant to Rule 15Ga-1(c)(2)(i), Lendmark Financial Funding, LLC has indicated by check mark that there is no activity to report for the quarterly reporting period January 1, 2016 to March 31, 2016.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Lendmark Financial Funding, LLC  (Securitizer)

Date  May 13, 2016

/s/ Robert Dennison               (Signature)*
Name:  Robert Dennison
Title:   Secretary